Taxes - Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Components of Deferred Tax Assets [Abstract]
Opening balances	$ 142,638	$ 181,347
Net operating losses	158,348
Utilized during the year	(101,324)	(39,752)
Exchange rate difference	(291)	1,043
Less: valuation allowance
Deferred tax assets, net	$ 199,371	$ 142,638